Finance income (costs), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance costs
Total Finance costs	€ (2,818)	€ (998)	€ (7,325)
Finance income
Other interest income	358		202
Total Finance income	358	0	22,416
Finance income (costs), net	(2,460)	(998)	15,091
Shareholder Loans
Finance costs
Interest expenses			5,990
Finance income
Net gain on Shareholder Loans at FVTPL			7,601
Foreign exchange gains from Shareholder Loans			14,613
Revolving credit facilities
Finance costs
Interest expenses	401	386	723
Lease liabilities
Finance costs
Interest expenses	€ 2,417	€ 612	€ 612